Inventories (Details) - Schedule of Inventory - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Schedule of Inventory [Abstract]
Raw materials	¥ 32,604	¥ 24,300
Work in progress	1,476	2,813
Finished goods	11,039	7,525
Total inventory, gross	45,119	34,638
Inventory reserve	(13,393)	(5,962)
Total inventory, net	¥ 31,726	¥ 28,676